UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -------------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21285

                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
               (Exact name of registrant as specified in charter)

                                  -------------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                Kirsten Ganschow
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC

QUARTERLY REPORT
DECEMBER 31, 2007 (UNAUDITED)

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2007
--------------------------------------------------------------------------------------------

                                                                                     %* OF
INVESTMENT FUNDS                                       COST         FAIR VALUE     NET ASSETS
COMMODITY & TRADING
Black River Commodity Multi-Strategy Fund, LLC    $   3,425,000   $    3,529,872       2.19%
Blenheim Fund, LP                                     2,644,059        5,569,948       3.45%
Bridgewater Pure Alpha Fund II, LLC                   5,900,000        6,155,977       3.81%
Clarium Capital LLC                                   5,150,000        6,746,289       4.18%
D.E. Shaw Oculus Fund, LLC                            2,841,768        4,741,499       2.93%
Grossman Currency Fund LP                             3,050,000        3,241,177       2.01%
NWI Explorer Global Macro Fund, LP                    5,325,000        5,595,186       3.46%
Peloton Multi-Strategy Fund, LP                       5,400,000        7,076,016       4.38%
Touradji Global Resources Fund, LP (Series A)         2,934,971        5,053,320       3.13%
                                                  -------------   --------------   ---------
TOTAL COMMODITY & TRADING                            36,670,798       47,709,284      29.54%
                                                  -------------   --------------   ---------
DISTRESSED & CREDIT
Cerberus Partners, L.P.                               1,144,204        2,697,758       1.67%
Greywolf Capital Partners II, LP                      4,025,000        5,700,530       3.53%
King Street Capital, L.P.                             2,166,109        4,602,194       2.85%
Liberty Harbor I, LLC                                 2,700,000        2,655,955       1.64%
                                                  -------------   --------------   ---------
TOTAL DISTRESSED & CREDIT                            10,035,313       15,656,437       9.69%
                                                  -------------   --------------   ---------
EQUITY HEDGE
Coatue Qualified Partners, L.P.                       4,019,586        7,930,399       4.91%
Force Capital LLC                                     3,200,000        3,861,748       2.39%
Galante Partners Fund, L.P.                           1,600,000        1,729,756       1.07%
Highside Capital Partners, L.P.                       3,200,000        3,651,140       2.26%
Horizon Portfolio, L.P.                               3,200,000        3,204,800       1.98%
Ivory Flagship Fund, LP                               4,275,000        6,116,780       3.79%
Polar Capital Japan Absolute Return Fund              3,575,000        3,131,929       1.94%
Samlyn Onshore Fund LP                                1,750,000        2,217,421       1.37%
Walker Smith Capital (QP), L.P.                       2,211,970        3,098,209       1.92%
Zebedee European Fund Ltd.                            3,350,000        3,816,803       2.36%
                                                  -------------   --------------   ---------
TOTAL EQUITY HEDGE                                   30,381,556       38,758,985      23.99%
                                                  -------------   --------------   ---------
EVENT DRIVEN
Castlerigg Partners, L.P.                             3,200,000        3,199,360       1.98%
Centaurus Alpha Fund LP                               5,400,000        5,523,993       3.42%
Cevian Capital II LP (Class C)                        5,425,000        6,882,393       4.26%
Lansdowne European Strategic Equity Fund, LP          1,839,404        2,746,093       1.70%

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
DECEMBER 31, 2007
--------------------------------------------------------------------------------------------

                                                                                     %* OF
INVESTMENT FUNDS (CONTINUED)                           COST         FAIR VALUE     NET ASSETS
EVENT DRIVEN (CONTINUED)
Owl Creek II LP                                   $   3,600,000   $    3,772,303       2.34%
OZ Asia Domestic Partners L.P.                        2,700,000        2,827,545       1.75%
OZ Europe Domestic Partners II, L.P.                  2,700,000        3,114,661       1.93%
Pendragon (Lancelot II) Fund, LLC                     2,700,000        2,653,907       1.64%
Pershing Square I, LP                                 1,700,000        1,856,921       1.15%
Pershing Square IV, LP                                  850,000          486,461       0.30%
Steel Partners II, LP                                 5,042,571        5,930,375       3.67%
Tontine Capital Partners, LP                          1,800,000        1,810,424       1.12%
Trian Partners, LP                                    3,200,000        3,982,644       2.47%
Trian Partners, SPV I, LP                               800,000          962,305       0.60%
Trian Partners, SPV II, LP                              900,000          961,361       0.59%
ValueAct Capital Partners, L.P.                       1,171,816        1,395,597       0.86%
                                                  -------------   --------------   ---------
TOTAL EVENT DRIVEN                                   43,028,791       48,106,343      29.78%
                                                  -------------   --------------   ---------

RELATIVE VALUE
Amaranth Partners, L.L.C.                               950,530          351,193       0.22%
CFIP Domestic Fund                                    5,325,000        5,721,137       3.54%
Peloton ABS Fund, L.P.                                1,525,000        1,548,764       0.96%
Suttonbrook Capital Partners, L.P.                    3,600,000        3,244,307       2.01%
                                                  -------------   --------------   ---------
TOTAL RELATIVE VALUE                                 11,400,530       10,865,401       6.73%
                                                  -------------   --------------   ---------

VARIABLE EQUITY
Concentric European Fund LLC                          3,400,000        2,934,479       1.82%
Eureka Fund Ltd., Class B USD                         1,960,143        2,273,551       1.41%
Gandhara Fund, LP                                     2,281,672        3,521,437       2.18%
Impala Fund LP                                        3,350,000        4,278,482       2.65%
Marshall Wace European TOPS Fund Limited              2,900,000        4,218,941       2.61%
Rosehill Japan Fund L.P.                              3,725,000        3,232,804       2.00%
Tontine Partners LP (Class C)                         1,624,257        1,937,578       1.20%
Tosca                                                 1,938,833        3,595,739       2.22%
Vardon Focus Fund, LP                                 3,100,000        3,078,282       1.91%
Whitney Japan Strategic, LP                           1,700,000        1,459,504       0.90%
Whitney New Japan Strategic, LP                       1,700,000        1,749,608       1.08%
                                                  -------------   --------------   ---------
TOTAL VARIABLE EQUITY                                27,679,905       32,280,405      19.98%
                                                  -------------   --------------   ---------

                                                  -------------   --------------   ---------
Total Investment Funds                              159,196,893      193,376,855     119.71%
                                                  -------------   --------------   ---------

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED) (UNAUDITED)
DECEMBER 31, 2007
--------------------------------------------------------------------------------------------

                                                                                     %* OF
REGISTERED INVESTMENT COMPANY                          COST         FAIR VALUE     NET ASSETS
SEI Daily Income Trust Treasury
   Money Market Fund, Class A, 3.490%+            $   1,117,210   $    1,117,210       0.69%
                                                  -------------   --------------   ---------
Total Registered Investment Company                   1,117,210        1,117,210       0.69%
                                                  -------------   --------------   ---------

Total Investment Funds and
   Registered Investment Company                  $ 160,314,103   $  194,494,065     120.40%
                                                  =============   ==============   =========

FUTURES - A summary of the open futures contracts held by the Portfolio Company at December 31, 2007, is as follows:

-----------------------------------------------------------------------------------------------
                                                    NUMBER OF       EXPIRATION      UNREALIZED
TYPE OF CONTRACT                                    CONTRACTS          DATE        APPRECIATION
-----------------------------------------------------------------------------------------------
Russell 2000 Index E-MINI                             (320)         March 2008     $    124,800
                                                                                   ============

*     Percentages are based on net assets of $161,535,960.

+     Rate shown is the 7-day effective yield as of December 31, 2007.

At December 31, 2007, the aggregate cost of investment funds for tax purposes was expected to be similar to book cost of $160,314,103. At December 31, 2007, accumulated net unrealized appreciation on investment funds was $34,179,962, consisting of $37,252,311 of gross unrealized appreciation and $(3,072,349) of gross unrealized depreciation.

For information on the Portfolio Company's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio Company's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are effective and are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days prior to the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the Investment Company Act of 1940 ("1940 Act") or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                Man-Glenwood Lexington Associates Portfolio, LLC


                       By:      /s/ John B. Rowsell
                                ---------------------------
                                John B. Rowsell
                                Principal Executive Officer

                       Date:    February 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                       By:      /s/ John B. Rowsell
                                ---------------------------
                                John B. Rowsell
                                Principal Executive Officer

                       Date:    February 28, 2008


                       By:      /s/ Alicia B. Derrah
                                ---------------------------
                                Alicia B. Derrah
                                Principal Financial Officer

                       Date:    February 28, 2008